Stock-based compensation (Details 4) (TSARs, CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Number of TSARs outstanding and exercisable
TSARs outstanding, number of option	383,400
TSARs outstanding, weighted average years to expiration	4.2
TSARs outstanding, weighted average exercise price	47.97
TSARs outstanding, aggregate intrinsic value	8
TSARs exercisable, number of option	326,800
TSARs exercisable, weighted average exercise price	48.28
TSARs exercisable, aggregate intrinsic value	7
Range of exercise prices from $30.50 to $40.47
Number of TSARs outstanding and exercisable
Range of exercise prices, minimum	30.50
Range of exercise prices, maximum	40.47
TSARs outstanding, number of option	141,650
TSARs outstanding, weighted average years to expiration	3.1
TSARs outstanding, weighted average exercise price	33.24
TSARs outstanding, aggregate intrinsic value	5
TSARs exercisable, number of option	122,350
TSARs exercisable, weighted average exercise price	32.76
TSARs exercisable, aggregate intrinsic value	5
Range of exercise prices from $42.05 to $60.69
Number of TSARs outstanding and exercisable
Range of exercise prices, minimum	42.05
Range of exercise prices, maximum	60.69
TSARs outstanding, number of option	146,800
TSARs outstanding, weighted average years to expiration	4.7
TSARs outstanding, weighted average exercise price	49.87
TSARs outstanding, aggregate intrinsic value	3
TSARs exercisable, number of option	109,500
TSARs exercisable, weighted average exercise price	49.40
TSARs exercisable, aggregate intrinsic value	2
Range of exercise prices from $62.56 to $72.58
Number of TSARs outstanding and exercisable
Range of exercise prices, minimum	62.56
Range of exercise prices, maximum	72.58
TSARs outstanding, number of option	94,950
TSARs outstanding, weighted average years to expiration	4.9
TSARs outstanding, weighted average exercise price	66.99
TSARs outstanding, aggregate intrinsic value	0
TSARs exercisable, number of option	94,950
TSARs exercisable, weighted average exercise price	66.99
TSARs exercisable, aggregate intrinsic value	0